Earnings/(loss) per Share	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per Share [Abstract]
Earnings/(loss) per Share
12.

Earnings/(loss) per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities)

as

outstanding

until

the

time/service-based

vesting

restriction

has

lapsed.
The

dilutive effect
on

unexercised

warrants

that

are

in-the-money,

is

computed

using

the

treasury

stock

method

which
assumes that the proceeds upon exercise of these warrants are used to purchase common shares at the
average market price for the period. Incremental shares are the number of shares assumed issued under the treasury

stock method

weighted for

the periods

the non-vested

shares were

outstanding. During

the
six

months

ended

June

30,

2025

and

2024,

there

were
no

incremental

shares

included

in

the
denominator

of

the

diluted

earnings

per

share

calculation.

Securities

that

could

potentially

dilute

basic
earnings per share in

the future but were

not included in the

computation of diluted earnings per share—
because

their

inclusion

would

have

been

anti-dilutive—consist

of

any

incremental

shares

from
unexercised warrants that were out

of the money during the

reporting period and any incremental shares
resulting from the non-vested restricted share awards.

For the six months ended June 30,
2025 2024
Net income/(loss) $ 7,539 $ (706)
Dividends on series B preferred shares (2,884) (2,884)
Net income/(loss) attributable to common stockholders $ 4,655 $ (3,590)
Weighted average number of common shares, basic

and diluted
110,095,604 112,818,414
Earnings/(loss) per share, basic and diluted $ 0.04 $ (0.03)